Natural Gas Purchase Line of Credit Agreement	12 Months Ended
Apr. 30, 2012
Natural Gas Purchase Line Of Credit Agreement
Natural Gas Purchase Line of Credit Agreement

7.	Natural Gas Purchase Line of Credit Agreement:

The Company had a natural gas purchase line of credit agreement for the sole purpose of buying natural gas to fuel the steam generators on its Marmaton River and Grassy Creek projects. The line of credit was repaid in February 2011 and then terminated.